Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Work in progress	$ 538	$ 3
Finished goods	2,103	755
Inventory, net	$ 2,641	$ 758